UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____  Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

____________ to ____________

Date of Report (Date of earliest event reported) ____________

Commission File Number of securitizer: ____________

Central Index Key Number of securitizer: ____________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001817807 (OA Depositor, LLC)

Oceanview Mortgage Trust 2022-DSCR1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________

Central Index Key Number of underwriter (if applicable): ____________

Stuart Waldman, Senior Vice President, 305-341-5576

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3, 99.4 and 99.5 for the related information.

Item 3.	Exhibits

99. 1       Disclosures required by Rule 15Ga-2 for SitusAMC Diligence, LLC

Schedule 1 — Narrative

Schedule 2 — Rating Agency Grades

Schedule 3 — Loan Level Exceptions

Schedule 4 — Valuation Summary

Schedule 5 — Data Integrity

Schedule 6 — Multi-Property

99. 2       Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

Schedule 1 — Narrative

Schedule 2 — Rating Agency Grades

Schedule 3 — Loan Level Exceptions

Schedule 4 — Valuation Summary

Schedule 5 — Data Integrity

99. 3       Disclosures required by Rule 15Ga-2 for Mission Global, LLC

Schedule 1 — Narrative

Schedule 2 — Rating Agency Grades

Schedule 3 — Loan Level Exceptions

Schedule 4 — Valuation Summary

Schedule 5 — Data Integrity

99. 4       Disclosures required by Rule 15Ga-2 for Selene Diligence LLC

Schedule 1 — Narrative

Schedule 2 — Rating Agency Grades

Schedule 3 — Loan Level Exceptions

Schedule 4 — Valuation Summary

Schedule 5 — Data Integrity

99. 5       Disclosures required by Rule 15Ga-2 for Maxwell Lender Solutions, Inc.

Schedule 1 — Narrative

Schedule 2 — Rating Agency Grades

Schedule 3 — Loan Level Exceptions

Schedule 4 — Valuation Summary

Schedule 5 — Data Integrity

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: September 16, 2022

OA DEPOSITOR, LLC (Securitizer)

By:	/s/ Stuart Waldman
Name: Stuart Waldman Title: Senior Vice President

EXHIBIT INDEX

Exhibit Number

99. 1       Disclosures required by Rule 15Ga-2 for SitusAMC Diligence, LLC

Schedule 1 — Narrative

Schedule 2 — Rating Agency Grades

Schedule 3 — Loan Level Exceptions

Schedule 4 — Valuation Summary

Schedule 5 — Data Integrity

Schedule 6 — Multi-Property

99. 2       Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

Schedule 1 — Narrative

Schedule 2 — Rating Agency Grades

Schedule 3 — Loan Level Exceptions

Schedule 4 — Valuation Summary

Schedule 5 — Data Integrity

99. 3       Disclosures required by Rule 15Ga-2 for Mission Global, LLC

Schedule 1 — Narrative

Schedule 2 — Rating Agency Grades

Schedule 3 — Loan Level Exceptions

Schedule 4 — Valuation Summary

Schedule 5 — Data Integrity

99. 4       Disclosures required by Rule 15Ga-2 for Selene Diligence LLC

Schedule 1 — Narrative

Schedule 2 — Rating Agency Grades

Schedule 3 — Loan Level Exceptions

Schedule 4 — Valuation Summary

Schedule 5 — Data Integrity

99. 5       Disclosures required by Rule 15Ga-2 for Maxwell Lender Solutions, Inc.

Schedule 1 — Narrative

Schedule 2 — Rating Agency Grades

Schedule 3 — Loan Level Exceptions

Schedule 4 — Valuation Summary

Schedule 5 — Data Integrity